SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Jun. 30, 2022
Property and Equipment [Abstract]
Useful economic life	3 years
Depreciation method	Straight line
Leasehold Improvements [Member]
Property and Equipment [Abstract]
Depreciation method	Straight line
Furniture, Fixtures and Office Equipment [Member]
Property and Equipment [Abstract]
Depreciation method	Straight line
Furniture, Fixtures and Office Equipment [Member] | Bottom of Range [Member]
Property and Equipment [Abstract]
Useful economic life	3 years
Furniture, Fixtures and Office Equipment [Member] | Top of Range [Member]
Property and Equipment [Abstract]
Useful economic life	5 years
Vehicles [Member]
Property and Equipment [Abstract]
Useful economic life	5 years
Depreciation method	Straight line
Right-of-use Assets [Member]
Property and Equipment [Abstract]
Useful economic life	Expected term of lease
Depreciation method	Straight line